Summary of Significant Accounting Policies - Summary of Net Liabilities and Other Changes which are Presented in Operating Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant accounting policies [line items]
Begining balance	€ 22,212	€ 49,258
Cashflows	(517,640)	58,263
New Leases	(5,286)	(4,122)
Exchange differences	63,350	63
Other Changes	(5,958)	(81,250)
Changes recognized in Equity	49,217
Ending balance	(394,105)	22,212
Lease liabilities
Disclosure of significant accounting policies [line items]
Begining balance	(42,557)	(40,783)
Cashflows	3,918	3,280
New Leases	(5,286)	(4,122)
Exchange differences	0	0
Other Changes	(1,094)	(932)
Changes recognized in Equity	0
Ending balance	(45,019)	(42,557)
Financial liabilities from collaborations [member]
Disclosure of significant accounting policies [line items]
Begining balance	0	0
Cashflows	(542,599)	0
New Leases	0	0
Exchange differences	66,379	0
Other Changes	(40,285)	0
Changes recognized in Equity	0
Ending balance	(516,506)	0
Convertible Bond
Disclosure of significant accounting policies [line items]
Begining balance	0	0
Cashflows	(319,946)	0
New Leases	0	0
Exchange differences	0	0
Other Changes	(2,454)	0
Changes recognized in Equity	49,217
Ending balance	(273,183)	0
Sub Total of Liabilities
Disclosure of significant accounting policies [line items]
Begining balance	(42,557)	(40,783)
Cashflows	(858,627)	3,280
New Leases	(5,286)	(4,122)
Exchange differences	66,379	0
Other Changes	(43,833)	(932)
Changes recognized in Equity	49,217
Ending balance	(834,708)	(42,557)
Cash and cash equivalents
Disclosure of significant accounting policies [line items]
Begining balance	44,314	45,460
Cashflows	26,813	79,837
New Leases	0	0
Exchange differences	3,398	87
Other Changes	35,270	(81,070)
Changes recognized in Equity	0
Ending balance	109,795	44,314
Financial Assets at Fair Value through Profit or Loss
Disclosure of significant accounting policies [line items]
Begining balance	20,455	44,581
Cashflows	281,761	(24,854)
New Leases	0	0
Exchange differences	(877)	(24)
Other Changes	(13,402)	752
Changes recognized in Equity	0
Ending balance	287,938	20,455
Financial assets from collaborations [member]
Disclosure of significant accounting policies [line items]
Begining balance	0	0
Cashflows	32,413	0
New Leases	0	0
Exchange differences	(5,549)	0
Other Changes	16,007	0
Changes recognized in Equity	0
Ending balance	€ 42,870	€ 0